Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Net Loss for the Years	Net loss for the years ended December 31, 2024 and 2023, was as follows:
	December 31,
	2024	2023
Domestic	$(41,380,390)	$(9,557,067)
Foreign	(6,167,378)	(6,081,522)
Net Loss	$(47,547,768)	$(15,638,589)

Schedule of Provision for Income Taxes

Provision for income taxes for the years ended December 31, 2024 and 2023, consisted of the following:

	December 31,
	2024	2023
Current tax provision	$-	$-
Federal
State and local	15,325	7,141
Foreign	-	67,356
Total current tax provision	15,325	74,497
Deferred tax provision Federal	-	-
State and local	-	-
Foreign	-	-
Total deferred tax provision	-	-

Total provision for income taxes	$15,325	$74,497

Schedule of Deferred Tax Assets (Liabilities)

Deferred tax assets (liabilities) consist of the following:

	2024	2023
Deferred tax assets
Stock options issued for services	$1,160,726	$135,604
Net Operating Loss Carryforwards	35,154,469	27,783,834
Section 174 Expenditures	2,483,764	1,243,418
R&D Tax Credits	6,818,064	6,406,470
Interest carryforward	954,073	-
Other	481,565	469,896
Total gross deferred tax assets	47,052,660	36,039,222
Less Valuation Allowance	(47,011,175)	(35,566,934)
Net deferred tax assets	$41,485	$472,288

Deferred tax liabilities
Fixed Assets	-	$101,757
Right of Use Asset	(25,298)	(113,698)
Amortization	-	13,080
Unrealized Fx gain (loss)	(776)	(473,427)
Other	(15,411)	-
Total gross deferred tax liabilities	(41,485)	$(472,288)

Net deferred tax liabilities	$-	$-

Schedule of Federal Statutory Income Tax Rate to Our Effective Income Tax Rate

The reconciliation of federal statutory income tax rate to our effective income tax rate is as follows for the years ended December 31:

	2024	2023
Federal income tax at the Statutory Rate	21.00%	21.00%
Earnout-Share Liability	(6.87)%
Permanent Items	(1.26)%	(0.21)%
Foreign	0.52%	7.80%
State Taxes	0.27%	24.10%
Return to Provision	(0.01)%	0.09%
Other	0.69%	6.79%
Change in valuation allowance	(14.34)%	(60.27)%
Total tax benefit	-%	-%